Share Capital (Details 3) - USD ($)		1 Months Ended	6 Months Ended
		Apr. 30, 2019	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding			$ 1,413,260
Exercise price		$ 0.27
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding			$ 117,209
Issuance year			2009
Exercise price	[1]
Exercisable through	[2]		Exit event
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding			$ 59,384
Issuance year			2013
Exercise price			$ 0.92
Exercisable through	[2]		2023
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding			$ 170,000
Issuance year			2018
Exercise price			$ 0.50
Exercisable through	[2]		2023
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding			$ 600,000
Issuance year			2018
Exercise price			$ 0.50
Exercisable through	[2]		2023
Warrant Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding			$ 466,667
Issuance year			2018
Exercise price			$ 0.50
Exercisable through	[2]		2023

[1]	Represents an amount lower than $0.01
[2]	Issued in connection with the 2009, 2013 and 2018 arrangements.